Employee benefits, Net Defined Benefit Liability (Details) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Net defined benefit liability [Abstract]
Liability for social security contributions	$ 8,928,403	$ 4,544,203
Liability for long-service leave	10,175,001	8,766,021
Total employee benefit liability	19,103,404	13,310,224
Non-current	10,175,001	8,766,021
Current	$ 8,928,403	$ 4,544,203